U.S. Securities & Exchange Commission
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24F-2
Read instructions at end of Form before preparing Form.


1. Name and address of issuer:

    THORNBURG INVESTMENT TRUST
    2300 NORTH RIDGETOP ROAD
    SANTA FE, NEW MEXICO    87506


2   Name of each series or class of securities for which this Form is filed
(If the Form is being filed
    for all series and classes of securities of the issuer, check the box do not list series or classes
             [X]


3   Investment Company Act File Number:   No. 811-5201
    Securities Act File Number:           No. 33-14905


4a.  Last day of fiscal year for which this Form is filed:        September
30, 2013
 4b. Check box if this form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year).
See Instruction A.2)

Note: If the form is being filed late, interest must be paid on the registration fee due.


4c.  Check box if this is the last time the issuer will be filling this Form.


5.   Calculation of registration fee:


(i) Aggregate sale price of securities sold during the
    fiscal year pursuant to section 24(f):             $
21,558,358,077.00
(ii) Aggregate price of securities redeemed or
    repurchased during the fiscal year:              -$
18,939,309,994.00

(iii) Aggregate price of securities redeemed or
    repurchased during any prior fiscal year ending no
    earlier than October 11,1995 that were not
    previously used to reduce registration fees payable
    to the Commission:                            -$
0

(iv) Total available redemption credits [add Items 5(ii)
    and 5(iii)]:                            -$
18,939,309,994.00

(v) Net sales - if Item 5(i) is greater than Item 5(iv)
    [subtract Item 5(iv) from Item 5(i)]:               $
2,619,048,083.00

(vi) Redemption credits available for use in future years
0
    - if Item 5(i) is less than Item 5(iv) [subtract
    Item 5(iv) from Item 5(i)]:

(vii) Multiplier for determining registration fee (See
    Instruction C.9):                                    x
..0001364

(viii) Registration fee due [multiply Item 5(v) by Item
    5(vii)] (enter 0 if no fee is due):                  =$
357,238.16
 6.   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of
     1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)deducted here:. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:


7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):+$ 0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 357,238.16

9.   Date the registration fee and any interest payment was sent to the
Commissions lockbox depository:   December 6, 2013

Method of Delivery:   [X]    Wire Transfer
                             Mail or other means

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SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


    By (Signature & Title)*   /s/ LEON SANDERSFELD; VICE PRESIDENT



    LEON SANDERSFELD; VICE PRESIDENT
    Date: December 6, 2013

* Please print the name and title of the signing officer below the signature.